Note 13 - Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Debt [Table Text Block]
	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$-	$8,000
8.5% subordinated notes, due March 15, 2025	$12,000	$-	$12,000
8.5% subordinated notes, due March 15, 2025	$2,000	$-	$2,000